Acquisitions and Dispositions (Sale of Kewaunee) (Narrative) (Detail) - Dominion Energy Kewaunee, Inc - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	May 31, 2021
Business Acquisition And Dispositions [Line Items]
Percentage of equity interests expected to be sold			100.00%
Disposal group, loss (gain) recorded	$ 649
Disposal group, loss (gain) recorded after tax	$ 513
Withdrawal to recover nuclear fuel and other permitted costs		$ 80